Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Net sales	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Operating Segments
Net sales:
Net sales	3,479,788	3,557,433	3,706,901
Long-lived assets:
Long-lived assets	1,396,100	1,328,866	1,354,989
Domestic Country
Net sales:
Net sales	2,664,240	2,681,040	2,828,799
Domestic Country | Operating Segments
Net sales:
Net sales	720,286	694,450	695,749
Long-lived assets:
Long-lived assets, domestic country	1,032,598	1,070,412	1,104,949
Americas
Net sales:
Net sales	956,754	969,050	1,016,175
Americas | Operating Segments
Net sales:
Net sales	939,873	961,955	1,023,299
Long-lived assets:
Long-lived assets, foreign country	112,163	85,824	69,034
Europe
Net sales:
Net sales	1,016,572	1,113,937	1,166,941
Europe | Operating Segments
Net sales:
Net sales	1,014,038	1,113,065	1,172,474
Long-lived assets:
Long-lived assets, foreign country	91,904	83,296	108,160
Asia and Oceania
Net sales:
Net sales	1,483,309	1,431,640	1,404,464
Asia and Oceania | Operating Segments
Net sales:
Net sales	805,591	787,963	815,379
Long-lived assets:
Long-lived assets, foreign country	¥ 159,435	¥ 89,334	¥ 72,846